Trade and Other Receivables (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Trade and Other Receivables

	Unaudited 31 December 2024	30 June 2024
	AUD$	AUD$
CURRENT
Related party-Loans Note 21	599,518	-
Trade receivables- Related parties Note 21	1,481,636	-
Trade receivables, net (1)	4,522,926	4,470,101
Total current trade and other receivables	6,604,080	4,470,101

(1)	Trade receivables are presented net of expected net credit loss of AUD$169,148 and AUD$138,000 at 31 December 2024 and 30 June 2024, respectively.

	2024	2023
	AUD$	AUD$
		Restated
CURRENT
Related party receivable	-	1,226,945
Trade receivables, net (1)	4,470,101	3,210,308
Total current trade and other receivables	4,470,101	4,437,253

(1)	Trade receivables are presented net of an allowance of AUD$138,000 and AUD$380,604 at June 30, 2024 and 2023, respectively.

Schedule of Expected Credit Losses on Trade Receivables

The table below presents the expected credit losses on trade receivables for the six months ended 31 December 2024:

	Unaudited
	Current sales	30 days	60 days	90 days and older	Total
Balance as at reporting date	$2,920,324	$1,541,159	$52,701	$177,890	$4,692,074
Expected loss rate	3.11%	3.97%	4.86%	8.16%
ECL allowance	$90,887	$61,184	$2,561	$14,516	$169,148

The table below presents the expected credit losses on trade receivables for the year ended 30 June 2024:

	Current sales	30 days	60 days	90 days	Total
Balance as at reporting date	$1,937,078	$704,576	$1,047,911	$918,534	$4,608,099
Expected loss rate	0.75%	2.27%	4.86%	6.16%
ECL allowance	$14,520	$15,995	$50,935	$56,550	$138,000

The table below presents the expected credit losses on trade receivables for the year ended June 30, 2024:

	Current sales	[30] days	[60] days	[90] days	Total
Balance as at reporting date	$1,937,078	$704,576	$1,047,911	$918,534	$4,608,099
Expected loss rate	0.75%	2.27%	4.86%	6.16%
ECL allowance	$14,520	$15,995	$50,935	$56,550	$138,000